PROPERTY, PLANT AND EQUIPMENT (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [Roll Forward]
Opening balance	$ 10,065,335		$ 10,498,149	$ 10,938,657
Additions	668,786		325,513	1,390,730
Disposals	(6,285)		(16,090)	(19,981)
Retirements	(63,997)		(27,054)	(44,085)
Depreciation expenses	(763,923)		(765,204)	(744,552)
Foreing exchange	(116,488)		(11,506)	172,987
Other increases (decreases)	164,197		61,527	(1,195,607)
Adjustment application IAS 29	4,940
Hyperinflation Argentina	800
Changes, total	(111,970)		(432,814)	(440,508)
Closing balance	9,953,365		10,065,335	10,498,149
Construction in Progress [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Opening balance	556,822		470,065	1,142,812
Additions	7,927		11,145	14,481
Disposals
Retirements	(80)		(127)	(284)
Depreciation expenses
Foreing exchange	(713)		107	5,081
Other increases (decreases)	65,991		75,632	(692,025)
Adjustment application IAS 29	265
Hyperinflation Argentina	108
Changes, total	73,498		86,757	(672,747)
Closing balance	630,320	[1]	556,822	470,065
Land [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Opening balance	49,780		50,148	45,313
Additions
Disposals	(8)
Retirements
Depreciation expenses
Foreing exchange	(4,348)		(368)	4,835
Other increases (decreases)
Adjustment application IAS 29
Hyperinflation Argentina
Changes, total	(4,356)		(368)	4,835
Closing balance	45,424		49,780	50,148
Buildings [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Opening balance	124,548		130,219	91,491
Additions				272
Disposals	(1,413)
Retirements	(19)		(6)	(68)
Depreciation expenses	(6,219)		(7,946)	(6,234)
Foreing exchange	(4,244)		(275)	2,538
Other increases (decreases)	(88)		2,556	42,220
Adjustment application IAS 29
Hyperinflation Argentina
Changes, total	(11,983)		(5,671)	38,728
Closing balance	112,565		124,548	130,219
Information Technology Equipment [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Opening balance	30,156		39,714	43,889
Additions	4,995		5,708	7,392
Disposals	(30)		(6)	(59)
Retirements	(94)		(473)	(55)
Depreciation expenses	(11,677)		(14,587)	(14,909)
Foreing exchange	(1,818)		(183)	2,924
Other increases (decreases)	733		(17)	532
Adjustment application IAS 29	264
Hyperinflation Argentina	35
Changes, total	(7,592)		(9,558)	(4,175)
Closing balance	22,564		30,156	39,714
Fixed Installations and Accessories [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Opening balance	80,777		83,912	88,958
Additions	64		329	292
Disposals	(73)		(10)
Retirements	(27)		(497)	(1,258)
Depreciation expenses	(12,538)		(14,124)	(13,664)
Foreing exchange	(8,499)		(820)	9,384
Other increases (decreases)	10,194		11,987	200
Adjustment application IAS 29	1,018
Hyperinflation Argentina	93
Changes, total	(9,768)		(3,135)	(5,046)
Closing balance	71,009		80,777	83,912
Motor Vehicles [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Opening balance	436		1,045	1,525
Additions	24		77	6
Disposals	(14)		(43)	(32)
Retirements
Depreciation expenses	(146)		(187)	(293)
Foreing exchange	(28)		(8)	223
Other increases (decreases)	273		(448)	(384)
Adjustment application IAS 29	65
Hyperinflation Argentina	24
Changes, total	198		(609)	(480)
Closing balance	634		436	1,045
Leasehold Improvements [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Opening balance	84,225		104,541	54,088
Additions	20,410		8,156	54,181
Disposals
Retirements	(4)
Depreciation expenses	(27,766)		(27,266)	(23,283)
Foreing exchange	(2,351)		(243)	2,849
Other increases (decreases)	8,753		(963)	16,706
Adjustment application IAS 29
Hyperinflation Argentina
Changes, total	(958)		(20,316)	50,453
Closing balance	83,267		84,225	104,541
Other Property, Plants and Equipment [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Opening balance	2,285,363		1,828,630	2,129,506
Additions	42,156		41,483	13,013
Disposals			(27)	(2,972)
Retirements	(62)		(1,610)	(2,604)
Depreciation expenses	(298,863)		(204,237)	(124,038)
Foreing exchange	(52,410)		(5,113)	93,383
Other increases (decreases)	1,351,559		626,237	(277,658)
Adjustment application IAS 29	275
Hyperinflation Argentina	31
Changes, total	1,042,686		456,733	(300,876)
Closing balance	3,328,049		2,285,363	1,828,630
Plant and Equipment Net [Member]
Reconciliation of changes in property, plant and equipment [Roll Forward]
Opening balance	6,853,228		7,789,875	7,341,075
Additions	593,210		258,615	1,301,093
Disposals	(4,747)		(16,004)	(16,918)
Retirements	(63,711)		(24,341)	(39,816)
Depreciation expenses	(406,714)		(496,857)	(562,131)
Foreing exchange	(42,077)		(4,603)	51,770
Other increases (decreases)	(1,273,218)		(653,457)	(285,198)
Adjustment application IAS 29	3,053
Hyperinflation Argentina	509
Changes, total	(1,193,695)		(936,647)	448,800
Closing balance	$ 5,659,533		$ 6,853,228	$ 7,789,875

[1]	As of December 31, 2018, includes advances paid to aircraft manufacturers for ThUS$ 612,236 (ThUS$ 543,720 as of December 31, 2017)